SHARE CAPITAL AND RESERVES (Diluted Earnings per Share is Calculated) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Net income for the year	$ 10,537	$ 25,254
Basic weighted average number of shares outstanding	167,265,059	144,159,678
Basic earnings per share	$ 0.06	$ 0.18
Dilutive effect of Other Equity Instruments	174,703,186	149,961,923
Diluted earnings per share	$ 0.06	$ 0.17
Stock Option Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dilutive effect of Stock options	2,217,597	1,903,699
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dilutive effect of Other Equity Instruments	3,582,912	2,709,987
Restricted Share Rights [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dilutive effect of Other Equity Instruments	1,637,618	1,188,559